Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.41%
New York–97.69%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,000	$1,904,817
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	435,148
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	217,698
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	1,000	1,018,891
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	32,968
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	9,201
Build NYC Resource Corp.;
Series 2025, RB(c)	5.63%	07/01/2045	200	199,156
Series 2025, RB(c)	5.25%	10/15/2050	500	494,815
Series 2025, RB(c)	6.00%	07/01/2060	400	402,366
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(c)	5.50%	09/01/2045	1,985	1,963,619
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	750	705,906
Series 2019, RB	4.00%	07/01/2049	1,000	920,844
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,110,088
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(c)	5.75%	06/01/2052	200	198,807
Series 2022, RB(c)	5.75%	06/01/2062	1,000	974,814
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	146,347
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	3,775	3,814,724
Series 2023, RB	5.25%	07/01/2062	1,500	1,507,451
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	240	241,765
Series 2017, Ref. RB	5.00%	08/01/2047	600	557,613
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	190,006
Series 2019, RB(c)	5.75%	02/01/2049	230	216,941
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	641,231
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	945	930,584
Series 2013 A-1, RB	5.75%	07/01/2033	790	776,952
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,646,407
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	250	270,044
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	100	108,246
Series 2025, RB	5.50%	12/01/2051	125	133,325
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,070,689
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,157
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,185
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,174
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,166
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,176
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,180
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,141
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,155
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,153
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,170
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,067
Series 2007, GO Bonds	5.00%	12/15/2038	50	49,665
Series 2007, GO Bonds	5.00%	12/15/2039	50	49,808
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,033
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2007, GO Bonds	5.00%	12/15/2041	$55	$54,612
Series 2007, GO Bonds	5.00%	12/15/2042	60	59,521
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,126
Series 2014, RB	5.00%	05/01/2039	100	100,076
City of New York NY; Series 2025, GO Bonds(d)	5.25%	10/01/2055	3,000	3,155,277
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	102,498
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	4,000	3,974,927
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	2,100	1,881,900
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	999	1,083,522
Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2042	500	507,293
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,019
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,622,680
Series 2005 D, RB(e)	0.00%	06/01/2055	75,500	5,952,760
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	5,050	5,121,047
Series 2025, RB	5.50%	12/01/2055	1,500	1,571,770
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(e)	0.00%	01/01/2045	16,695	4,851,489
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	896,721
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,671,193
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	300	300,155
Series 2014, RB	5.00%	07/01/2039	250	250,137
Series 2014, RB	5.00%	07/01/2044	200	200,052
Series 2017, Ref. RB	5.00%	07/01/2038	80	81,195
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,025	1,584,136
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,491,386
Series 2024 A, Ref. RB	5.00%	09/01/2054	1,740	1,815,457
Series 2025 A, Ref. RB	5.25%	09/01/2050	4,000	4,289,531
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	640	670,330
Series 2023 E, RB	5.00%	09/01/2053	250	259,968
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	16,855	16,923,160
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,263,001
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	700	701,340
Series 2017 B-1, RB	5.25%	11/15/2057	2,505	2,539,775
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,788,576
Series 2024 A, Ref. RB	5.25%	11/15/2049	295	310,928
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,088,103
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	952,175
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGI)(f)	5.00%	01/15/2028	350	350,592
Series 2014, Ref. RB (INS - AGI)(f)	5.00%	01/15/2029	500	500,872
Series 2014, Ref. RB (INS - AGI)(f)	5.00%	01/15/2038	150	150,220
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,511,194
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	106,607
Series 2024, Ref. RB	5.25%	06/01/2054	250	262,869
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(c)	5.00%	06/01/2050	130	125,216
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	695	673,674
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,410,499
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	$1,075	$1,074,946
Series 2016 A, RB	5.00%	11/15/2056	15,065	15,019,398
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(f)	5.00%	07/01/2049	1,695	1,725,924
Series 2019 A, GO Bonds (INS - AGI)(f)	5.00%	04/01/2043	1,490	1,547,858
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	926,527
Nassau (County of), NY Industrial Development Agency;
Series 2003 A-C, RB	7.00%	09/01/2028	485	483,496
Series 2021, RB(e)(g)	0.00%	01/01/2058	3,133	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	237,627
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,184,072
Series 2006 D, RB(e)	0.00%	06/01/2060	60,000	3,584,700
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,212,727
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	3,500	3,688,881
Series 2025, Ref. RB	5.00%	01/15/2055	2,000	2,114,029
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,029
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,830,521
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,268,376
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	9,890,484
Series 2024 C, GO Bonds	5.25%	03/01/2048	525	554,426
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,895,527
Series 2024 D, GO Bonds	5.25%	04/01/2047	9,500	10,061,352
Series 2025 E, GO Bonds	5.25%	08/01/2050	560	589,972
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,049,358
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,440,812
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	430,264
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	500	526,342
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	73,847
Series 2005 E-2, RB	6.13%	11/01/2035	205	153,869
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,630	2,662,054
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	5,000	5,302,989
Series 2021 AA-1, RB(d)	4.00%	06/15/2050	18,090	16,695,710
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,060	1,963,608
Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	10,131,095
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,148,398
Subseries 2025 AA-1, RB	5.25%	06/15/2055	2,000	2,130,143
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,809,176
Series 2019, RB	4.00%	11/01/2042	6,000	5,888,899
Series 2020, RB	4.00%	05/01/2044	5,000	4,799,346
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,839,855
Series 2023, RB	5.25%	05/01/2050	750	789,132
Series 2025 B, RB	5.00%	05/01/2051	350	363,885
Series 2025 B, RB	5.25%	05/01/2055	320	338,775
Series 2025 E, RB	4.13%	11/01/2053	1,000	933,330
Series 2025 H, RB	5.25%	11/01/2048	750	801,047
Series 2025 H, RB	4.50%	11/01/2052	4,830	4,815,443
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	424,215
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	317,143
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,113,252
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	$2,500	$2,638,611
New York (State of) Dormitory Authority;
Series 2015, Ref. RB	5.00%	07/01/2043	1,610	1,610,662
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,134,763
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	884,722
Series 2022 A, Ref. RB	5.00%	05/01/2052	1,800	1,815,306
Series 2024 A, RB	5.50%	05/01/2049	450	467,612
Series 2024 A, RB	5.50%	05/01/2056	500	515,623
Series 2024 A, Ref. RB	5.25%	03/15/2049	500	530,717
Series 2024 A, Ref. RB	5.50%	07/01/2054	4,000	4,336,869
Series 2025 A, Ref. RB	5.00%	03/15/2055	4,000	4,179,499
Series 2025 C, Ref. RB	5.00%	03/15/2055	4,000	4,160,147
Series 2025, RB	5.13%	11/15/2050	350	352,897
Series 2025, RB	5.13%	11/15/2055	475	476,685
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	300	306,750
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	4,620	3,828,546
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,250	1,167,456
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,155,420
Series 2012 B, RB	5.00%	07/01/2032	95	94,556
Series 2012 B, RB	4.75%	07/01/2039	300	277,301
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2027	6,425	6,531,268
Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	3,000	3,073,328
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	10,056,802
Series 2020, RB	4.00%	07/01/2050	2,000	1,812,207
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(f)	5.00%	07/01/2051	700	728,126
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	425,686
Series 2024, RB	5.50%	11/01/2044	1,000	1,067,693
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2046	2,250	2,254,216
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	477,789
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,661,599
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,171,163
Series 2025 A, Ref. RB	5.25%	07/01/2055	2,785	2,961,830
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	10,400	10,849,817
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	501,557
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	1,920	1,954,209
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI)(f)	5.25%	07/01/2045	475	512,584
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,122,963
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $4,545,000)(b)(c)	5.38%	09/01/2050	4,545	3,412,264
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,405,000)(b)(c)	5.38%	10/01/2042	1,405	1,102,850
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,126,004
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	5,500	5,606,407
New York (State of) Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	800	818,758
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,010,519
Series 2024 A-1, RB	5.00%	06/15/2054	1,125	1,160,765
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	$150	$151,627
Series 2023 252, RB	4.55%	10/01/2048	375	374,032
Series 2023 252, RB	4.65%	10/01/2053	375	375,927
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,038,360
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,383,543
Series 2024 A, RB	4.00%	11/15/2054	1,000	916,580
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.13%	11/15/2058	5,500	5,784,250
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2046	1,000	1,000,166
Series 2016 A, RB	5.25%	01/01/2056	10,000	10,002,681
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	199,186
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,668,854
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,140,536
Series 2025 A, RB	5.00%	03/15/2049	1,500	1,568,957
Series 2025 A, RB	5.00%	03/15/2051	1,500	1,564,888
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB(d)	5.00%	03/15/2053	13,500	13,896,479
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,108,045
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,143,259
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,883,602
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,177,192
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	5,000	5,004,416
Series 2017, RB	5.00%	12/15/2041	12,800	13,214,248
New York (State of) Utility Debt Securitization Authority (Green Bonds); Series 2022, Ref. RB	5.00%	09/15/2052	750	785,420
New York City Health and Hospitals Corp.;
Series 1999 E, RB	6.25%	05/01/2036	5	5,011
Series 2023, RB	4.60%	08/01/2048	750	746,606
New York City Health and Hospitals Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	3,240	3,247,615
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	978,019
Series 2025 A-1, RB	4.80%	11/01/2055	2,500	2,480,876
New York City Housing Development Corp.; Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	550	552,548
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	65	65,030
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,284
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	810	751,587
Series 2010 A, RB(c)	6.25%	06/01/2041	2,039	1,968,478
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	25,000	11,306,227
Series 2005 S-3, RB(e)	0.00%	06/01/2055	84,200	7,003,411
Series 2005 S4B, RB(c)(e)	0.00%	06/01/2060	155,400	6,528,758
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	954,162
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	1,500	1,500,006
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,599,635
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,531,346
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,129,274
Series 2020, Ref. RB	4.00%	12/01/2039	1,865	1,866,440
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,552,629
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	276,350
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	250	253,476
Series 2017, Ref. RB	5.00%	05/01/2040	150	151,286
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	$1,215	$1,106,263
Series 2019, Ref. RB	4.00%	12/01/2049	1,150	1,034,361
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,025,548
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,046,470
Series 2025, RB	4.50%	12/01/2050	2,500	2,485,414
Series 2025, RB	5.50%	12/01/2056	1,000	1,099,397
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	3,030	3,070,306
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	400	424,222
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	429,471
Series 2022, Ref. RB	5.25%	07/01/2040	265	282,013
Series 2022, Ref. RB	5.25%	07/01/2047	335	343,106
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	230	209,229
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,525,749
Series 2024, RB	6.00%	12/01/2053	500	507,720
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	845	772,578
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	5,210	5,217,872
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,176,775
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	66,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	557,000
Triborough Bridge & Tunnel Authority;
Series 2024 A-1, RB	5.25%	11/15/2051	500	533,485
Series 2024 A-1, RB	5.25%	05/15/2059	2,500	2,634,342
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	2,979,412
Series 2021 A, RB	5.00%	11/15/2051	1,665	1,711,444
Series 2021 A, RB	5.00%	11/15/2056	10,700	10,966,844
Series 2021 A, RB(d)	5.00%	11/15/2056	12,500	12,811,734
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,231,078
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,415,586
Series 2022 C, RB	5.00%	05/15/2047	780	808,689
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	3,560	3,351,195
Series 2023 A, RB	4.25%	05/15/2058	1,390	1,313,032
Series 2025, RB	5.25%	12/01/2054	1,000	1,060,698
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,115,465
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,041,075
Series 2017 A, Ref. RB	5.00%	06/01/2041	2,680	2,687,091
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,040
Series 2014 A, RB	5.00%	11/01/2044	2,063	1,985,397
Westchester County Industrial Development Agency; Series 2025, RB(c)	6.20%	12/01/2042	750	746,520
Westchester County Local Development Corp.; Series 2025, RB	7.25%	11/01/2045	1,305	1,436,397
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	779,784
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,173,734
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	974,977
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGI)(f)	5.75%	11/01/2048	2,095	2,285,119
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,292,800
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	649,767
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$420	$422,169
Series 2019 A, RB	5.00%	10/15/2049	640	593,488
				596,005,835
Puerto Rico–6.42%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,100	2,128,825
Series 2002, RB	5.63%	05/15/2043	9,700	9,859,959
Series 2005 A, RB(e)	0.00%	05/15/2050	8,800	1,815,237
PRIFA Custodial Trust;
Series 2005 A, RB(e)	0.00%	03/15/2049	365	116,330
Series 2022, RB(e)	0.00%	03/15/2049	3,658	1,712,885
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	473	341,249
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	415,248
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	423,983
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	427,265
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	767,327
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	328,407
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	272,795
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	356,732
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,653	3,250,184
Subseries 2022, RN(e)	0.00%	11/01/2051	267	90,638
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	120	116,171
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	70	70,088
Series 2012, Ref. RB	5.00%	10/01/2042	150	142,160
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	17,947	6,119,886
Series 2018 A-1, RB	5.00%	07/01/2058	6,637	6,470,848
Series 2019 A-2, RB	4.54%	07/01/2053	71	64,761
Series 2019 A-2, RB	4.78%	07/01/2058	953	899,698
University of Puerto Rico; Series 2006 Q, RB (Acquired 12/01/2006-04/30/2007; Cost $3,000,000)(b)	5.00%	06/01/2030	3,000	2,958,002
				39,148,678
Guam–0.30%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.50%	07/01/2045	750	801,181
Series 2025 A, RB	5.50%	07/01/2055	1,000	1,049,689
				1,850,870
TOTAL INVESTMENTS IN SECURITIES(h)–104.41% (Cost $669,936,545)				637,005,383
FLOATING RATE NOTE OBLIGATIONS–(5.34)%
Notes with interest and fee rates ranging from 3.34% to 3.52% at 11/30/2025 and contractual maturities of collateral ranging from 06/15/2050 to 11/15/2056(i)				(32,600,000)
OTHER ASSETS LESS LIABILITIES–0.93%				5,720,906
NET ASSETS–100.00%				$610,126,289
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $3,165,169, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at November 30, 2025 was $7,515,285, which represented 1.23% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $48,233,407, which represented 7.91% of the Fund’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Zero coupon bond issued at a discount.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $46,559,200 are held by TOB Trusts and serve as collateral for the $32,600,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	177	March-2026	$(20,061,844)	$(126,131)	$(126,131)

(a)	Futures contracts collateralized by $331,880 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$637,005,383	$0	$637,005,383
Total Investments in Securities	—	637,005,383	0	637,005,383
Other Investments - Liabilities
Futures Contracts*	(126,131)	—	—	(126,131)
Total Investments	$(126,131)	$637,005,383	$—	$636,879,252

*	Unrealized appreciation (depreciation).
Invesco Rochester® AMT-Free New York Municipal Fund